Recoverable taxes (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Tax Receivables Explanatory Abstract
Schedule of recoverable taxes
		As of
	Notes	September 30, 2022	December 31, 2021

State VAT tax credits – ICMS	8.1	1,184	1,153
Social Integration Program and Contribution for Social Security Financing – PIS/COFINS	8.2	614	370
Social Security Contribution – INSS		164	54
Income tax and social contribution		71	61
Others		19	8
Total		2,052	1,646
Current		1,141	876
Non-current		911	770

Schedule of ICMS – State VAT tax credits and PIS and COFINS credit
Year	Amounts
Within 1 year	665
From 1 to 2 years	233
From 2 to 3 years	83
From 3 to 4 years	64
From 4 to 5 years	37
More than 5 years	102
Total	1,184

Year	Amounts
Within 1 year	259
From 1 to 2 years	229
From 2 to 3 years	126
Total	614